UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 92.4% of Net Assets

	ABS Car Loan – 3.4%
$110,315	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	$110,323
3,060,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2. 180%, 6/08/2020	3,071,088
1,969,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	1,971,328
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,291,920
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,456,431
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,566,153
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,157,316
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,535,946
485,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	484,842
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,953,581
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,539,119
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,939,725
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,991,021
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	12,025,182
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,865,365
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,337,835
4,470,213	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	4,467,976
3,982,617	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	3,984,373
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,535,054
10,986,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,016,704
908,544	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	908,935
7,515,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	7,541,660
8,230,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	8,212,867
3,600,000	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,610,924
3,500,000	Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.560%, 6/15/2020, 144A	3,511,481
7,260,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	7,338,889

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$3,185,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.360%, 3/15/2021	$3,183,485
2,595,000	Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.510%, 1/15/2021, 144A	2,604,744
3,625,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	3,651,330
1,325,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	1,325,538
4,630,092	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	4,645,896
3,511,569	DT Auto Owner Trust, Series 2017-1A, Class A, 1.560%, 6/15/2020, 144A	3,507,913
4,254,484	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A	4,254,570
2,565,037	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	2,570,669
2,120,326	Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.350%, 7/15/2020, 144A	2,123,215
4,279,412	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.960%, 3/15/2021, 144A	4,271,563
3,999,131	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	3,999,649
2,115,529	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	2,113,309
321,703	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	321,719
6,839,454	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	6,892,235
7,415,569	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	7,438,233
1,866,789	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	1,870,044
3,088,811	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,102,786
6,922,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	6,952,370
4,440,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	4,439,545

		221,694,851

	ABS Credit Card – 0.4%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	473,146
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,984,108
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,191,606

		23,648,860

	ABS Home Equity – 1.7%
3,675,884	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(b)	3,837,920
5,641,391	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	5,858,132
3,047,910	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(b)	3,083,947

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$7,821,236	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(b)	$8,168,447
3,308,514	Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(b)	3,457,116
17,990,147	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	18,006,592
4,028,790	Colony American Homes, Series 2014-1A, Class A, 2.359%, 5/17/2031, 144A(b)	4,050,832
108,453	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	109,716
10,580,805	Home Partners of America Trust, Series 2016-1, Class A, 2.859%, 3/17/2033, 144A(b)	10,739,378
7,366,828	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(b)	7,404,569
5,088,657	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	5,098,441
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.517%, 10/25/2053, 144A(b)	1,510,707
14,477,050	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	14,575,420
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(b)	5,118,312
10,369,675	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	10,440,457
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(b)	5,538,941
2,726,000	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.500%, 4/25/2056, 144A(b)	2,750,510

		109,749,437

	ABS Other – 1.0%
9,116,165	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,170,771
407,635	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	408,165
19,255,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	19,446,924
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	14,307,068
15,600,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	15,913,535
6,425,800	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	6,396,476

		65,642,939

	ABS Student Loan – 0.0%
684,417	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	690,836
2,211,614	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	2,223,662

		2,914,498

	Aerospace & Defense – 0.2%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	916,395

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Aerospace & Defense – continued
$12,842,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	$13,387,785

		14,304,180

	Airlines – 0.1%
2,607,566	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,724,854
775,620	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	820,218

		3,545,072

	Automotive – 2.1%
642,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	648,550
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,289,049
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,763,481
10,160,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	10,356,169
7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	7,806,707
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	30,466,297
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	18,301,579
2,192,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,204,010
15,301,000	General Motors Co., 5.000%, 4/01/2035	15,337,830
14,829,000	General Motors Co., 6.250%, 10/02/2043	16,471,297
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,909,239
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,303,917

		134,858,125

	Banking – 7.0%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	18,254,693
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,594,183
7,967,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	7,999,588
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	34,604,748
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,687,580
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,740,329
47,520,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	51,850,403
4,199,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	4,369,601
45,518,000	Barclays PLC, 2.875%, 6/08/2020	45,946,780

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$5,318,000	Barclays PLC, 3.200%, 8/10/2021	$5,394,436
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,618,260
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,585,930
3,105,000	Citigroup, Inc., 2.650%, 10/26/2020	3,134,709
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	28,282,972
3,725,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	3,759,590
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,945,489
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	16,738,369
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	17,456,055
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,991,579
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,895,461
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,942,239
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	25,551,988
1,605,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	1,620,851
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	4,017,351
6,465,000	Morgan Stanley, 2.800%, 6/16/2020	6,559,001
3,381,000	Morgan Stanley, 3.700%, 10/23/2024	3,469,778
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	21,683,894
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,916,130
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,625,322
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,153,733
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	10,243,304

		454,634,346

	Building Materials – 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,966,189

	Cable Satellite – 0.5%
14,275,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,582,506
3,939,000	Time Warner Cable LLC, 5.500%, 9/01/2041	4,233,105
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,951,524

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – continued
$8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	$10,086,698
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,463,914

		33,317,747

	Chemicals – 1.3%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	28,446,224
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,910,000
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,584,711
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,866,168
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	7,738,590
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	12,155,894
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,521,039
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,860,398
4,155,000	Venator Finance S.a.r.l/Venator Materials Corp., 5.750%, 7/15/2025, 144A	4,196,550

		83,279,574

	Collateralized Mortgage Obligations – 2.1%
5,000,000	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	5,660,989
3,480,171	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	3,464,053
35,223,082	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	34,992,511
633,294	Government National Mortgage Association, Series 2010-H20, Class AF, 1.323%, 10/20/2060(b)	628,803
493,504	Government National Mortgage Association, Series 2010-H24, Class FA, 1.343%, 10/20/2060(b)	490,141
439,481	Government National Mortgage Association, Series 2011-H06, Class FA, 1.443%, 2/20/2061(b)	438,841
4,957,756	Government National Mortgage Association, Series 2012-H12, Class FA, 1.543%, 4/20/2062(b)	4,965,765
652,590	Government National Mortgage Association, Series 2012-H18, Class NA, 1.513%, 8/20/2062(b)	652,461
5,276,192	Government National Mortgage Association, Series 2012-H27, Class FA, 1.393%, 10/20/2062(b)	5,259,984
2,951,814	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	2,934,655
4,708,063	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,679,617
6,742,166	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	6,713,334
16,903,387	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	16,992,837
23,390,507	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	23,465,738

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$23,296,690	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$22,862,813
4,040,661	Government National Mortgage Association, Series 2015-H13, Class FL, 1.273%, 5/20/2063(b)	4,039,406

		138,241,948

	Construction Machinery – 0.1%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	9,109,783

	Consumer Products – 0.5%
25,420,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	25,931,552
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,804,346

		29,735,898

	Diversified Manufacturing – 0.5%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,432,412
32,127,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	31,596,905

		33,029,317

	Electric – 0.8%
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,351,465
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,491,968
11,961,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,037,251
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,615,413
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,700,965
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,650,150

		49,847,212

	Finance Companies – 2.3%
16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	17,381,111
15,869,000	International Lease Finance Corp., 5.875%, 4/01/2019	16,854,036
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,414,238
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	17,365,135
18,730,000	iStar, Inc., 6.500%, 7/01/2021	19,619,675
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	16,256,272
13,509,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	13,948,043

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$39,143,000	Springleaf Finance Corp., 5.250%, 12/15/2019	$40,712,634

		146,551,144

	Financial Other – 0.2%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	15,023,040

	Food & Beverage – 0.1%
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,782,287
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,376,063

		5,158,350

	Government Owned—No Guarantee – 2.9%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,357,308
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,123,613
17,981,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	19,644,243
17,433,000	OCP S.A., 5.625%, 4/25/2024, 144A	18,855,881
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,246,573
9,385,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	9,271,329
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,116,065
22,772,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	23,568,610
10,497,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	8,709,886
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	24,432,324
13,955,000	Tennessee Valley Authority, 3.500%, 12/15/2042	14,471,893
22,103,000	Tennessee Valley Authority, 4.250%, 9/15/2065	24,865,345
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,037,275
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,354,579

		187,054,924

	Healthcare – 0.9%
16,635,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	17,173,142
16,381,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	17,200,050
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,337,887
7,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	7,835,640

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$10,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	$10,713,785

		56,260,504

	Hybrid ARMs – 0.0%
73,205	FNMA, 2.815%, 2/01/2037(b)	75,807

	Independent Energy – 1.5%
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	3,798,087
7,190,000	Newfield Exploration Co., 5.375%, 1/01/2026	7,441,650
10,499,000	Newfield Exploration Co., 5.750%, 1/30/2022	11,050,197
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	15,166,252
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	12,863,340
6,862,000	QEP Resources, Inc., 5.375%, 10/01/2022	6,604,675
10,701,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	10,513,732
8,983,000	SM Energy Co., 5.000%, 1/15/2024	7,949,955
655,000	SM Energy Co., 5.625%, 6/01/2025	591,138
16,041,000	SM Energy Co., 6.125%, 11/15/2022	15,238,950
1,096,000	SM Energy Co., 6.500%, 11/15/2021	1,065,860
4,526,000	SM Energy Co., 6.500%, 1/01/2023	4,311,015
510,000	SM Energy Co., 6.750%, 9/15/2026	486,887

		97,081,738

	Industrial Other – 0.6%
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,525,697
7,035,000	CBRE Services, Inc., 5.000%, 3/15/2023	7,329,499
9,275,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	8,867,743
5,859,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	5,914,661
9,650,000	President and Fellows of Harvard College, 3.300%, 7/15/2056	9,229,926

		37,867,526

	Media Entertainment – 0.9%
2,405,000	EW Scripps Co. (The), 5.125%, 5/15/2025, 144A	2,477,150
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,759,979
15,635,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	15,701,448

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Media Entertainment – continued
$32,599,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	$35,206,920
5,638,000	Viacom, Inc., 5.250%, 4/01/2044	5,646,006

		61,791,503

	Metals & Mining – 1.3%
12,381,000	ArcelorMittal, 7.250%, 3/01/2041	13,650,052
4,470,000	ArcelorMittal, 7.500%, 10/15/2039	5,011,988
14,896,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	14,821,520
12,627,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	11,833,772
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,380,495
11,203,000	Goldcorp, Inc., 2.125%, 3/15/2018	11,214,898
18,444,000	Southern Copper Corp., 5.875%, 4/23/2045	19,718,309

		81,631,034

	Midstream – 1.2%
1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	1,632,000
6,959,000	Energy Transfer LP, 5.950%, 10/01/2043	7,372,212
10,082,000	Energy Transfer LP, 6.500%, 2/01/2042	11,262,007
1,578,000	Energy Transfer LP, 6.625%, 10/15/2036	1,764,733
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,026,007
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,211,731
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,892,847
13,236,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	14,195,716
331,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	342,585
2,745,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	3,023,845

		75,723,683

	Mortgage Related – 12.8%
13,859,736	FHLMC, 3.000%, with various maturities from 2042 to 2046(d)	13,860,406
36,591,430	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	37,771,975
18,778,312	FHLMC, 4.000%, with various maturities from 2044 to 2046(d)	19,839,469
17,719,112	FHLMC, 4.500%, with various maturities from 2043 to 2047(d)	19,151,283
5,815	FHLMC, 5.500%, 12/01/2018	5,927

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$15,951	FHLMC, 6.000%, 6/01/2035	$18,098
102,436,986	FNMA, 2.500%, with various maturities in 2046(d)	98,838,297
67,044,139	FNMA, 3.000%, with various maturities from 2045 to 2047(d)	67,073,620
110,456,272	FNMA, 3.500%, with various maturities from 2042 to 2047(c)(d)	113,907,466
40,328,789	FNMA, 4.000%, with various maturities from 2041 to 2046(d)	42,532,881
30,799,539	FNMA, 4.500%, with various maturities from 2043 to 2047(d)	33,200,931
237,997	FNMA, 6.000%, with various maturities from 2034 to 2037(d)	270,807
23,466	FNMA, 6.500%, with various maturities from 2029 to 2031(d)	26,349
46,092	FNMA, 7.000%, with various maturities in 2030(d)	50,647
33,286	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	37,659
14,740,000	FNMA (TBA), 3.000%, 8/01/2047(e)	14,697,330
143,250,000	FNMA (TBA), 4.000%, 8/01/2047(e)	150,336,953
661,222	GNMA, 2.934%, 9/20/2063(b)	695,883
159,275	GNMA, 4.122%, 1/20/2063(b)	166,712
146,722	GNMA, 4.301%, 5/20/2063(b)	153,939
10,304,009	GNMA, 4.376%, 12/20/2066(b)	11,248,651
3,042,206	GNMA, 4.408%, 10/20/2066(b)	3,320,220
5,203,852	GNMA, 4.425%, 11/20/2066(b)	5,666,197
190,958	GNMA, 4.429%, 7/20/2063(b)	201,469
4,695,255	GNMA, 4.476%, 10/20/2062(b)	4,894,989
5,293,480	GNMA, 4.492%, 2/20/2066(b)	5,754,327
1,551,304	GNMA, 4.501%, with various maturities from 2062 to 2063(b)(d)	1,625,115
10,372,424	GNMA, 4.529%, with various maturities from 2064 to 2066(b)(d)	11,295,818
5,673,879	GNMA, 4.530%, with various maturities from 2062 to 2064(b)(d)	6,071,153
15,572,250	GNMA, 4.531%, 12/20/2061(b)(c)	16,002,720
929,844	GNMA, 4.532%, 8/20/2062(b)	968,675
7,403,567	GNMA, 4.537%, with various maturities from 2063 to 2066(b)(d)	8,039,023
6,268,434	GNMA, 4.538%, 6/20/2062(b)	6,485,217

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$3,091,028	GNMA, 4.539%, 9/20/2066(b)	$3,393,313
2,608,065	GNMA, 4.545%, 2/20/2066(b)	2,847,246
4,756,784	GNMA, 4.547%, 1/20/2065(b)	5,155,812
28,360,420	GNMA, 4.549%, with various maturities from 2062 to 2066(b)(d)	30,432,987
3,054,501	GNMA, 4.550%, 1/20/2065(b)	3,309,825
4,853,504	GNMA, 4.566%, 2/20/2065(b)	5,214,587
2,549,569	GNMA, 4.581%, 4/20/2066(b)	2,789,345
8,500,006	GNMA, 4.586%, with various maturities from 2062 to 2064(b)(d)	9,113,664
441,842	GNMA, 4.587%, 8/20/2061(b)	453,441
1,288,252	GNMA, 4.592%, 6/20/2061(b)	1,320,891
7,758,532	GNMA, 4.595%, 12/20/2064(b)	8,419,969
6,764,629	GNMA, 4.599%, 2/20/2065(b)	7,348,370
1,331,824	GNMA, 4.607%, 7/20/2062(b)	1,388,774
5,418,417	GNMA, 4.614%, 3/20/2066(b)	5,949,951
1,962,705	GNMA, 4.615%, 10/20/2062(b)	2,046,710
3,789,875	GNMA, 4.618%, 3/20/2065(b)	4,112,050
921,639	GNMA, 4.631%, 1/20/2064(b)	994,101
3,685,861	GNMA, 4.644%, 1/20/2064(b)	3,964,318
3,495,104	GNMA, 4.650%, 1/20/2061(b)	3,578,175
5,857,338	GNMA, 4.659%, 5/20/2062(b)	6,056,425
650,841	GNMA, 4.661%, 5/20/2062(b)	672,390
5,867,645	GNMA, 4.663%, 6/20/2064(b)	6,365,350
7,349,757	GNMA, 4.674%, 4/20/2062(b)	7,593,840
278,585	GNMA, 4.681%, 3/20/2062(b)	288,132
1,055,581	GNMA, 4.700%, with various maturities in 2061(b)(d)	1,081,028
3,997,268	GNMA, 4.708%, 1/20/2064(b)	4,317,320
411,339	GNMA, 5.500%, 4/15/2038	458,481
77,996	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	88,539

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$62,349	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	$68,439
78,834	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	82,640
18,723	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	20,482
12,549	GNMA, 8.500%, with various maturities from 2020 to 2023(d)	12,603

		823,149,404

	Non-Agency Commercial Mortgage-Backed Securities – 1.8%
1,566,172	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 2.269%, 2/15/2028, 144A(b)	1,566,644
575,581	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.385%, 12/10/2049(b)	576,601
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.303%, 7/10/2046, 144A(b)	1,094,875
15,135,000	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1.720%, 10/15/2034, 144A(b)	15,201,406
3,950,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 4.159%, 10/15/2034, 144A(b)	3,969,791
269,106	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.253%, 9/15/2039(b)	268,801
4,071,880	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	4,067,883
2,749,532	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.520%, 2/15/2041(b)	2,753,462
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.871%, 11/10/2046, 144A(b)	3,223,909
965,030	GP Portfolio Trust, Series 2014-GPP, Class A, 2.359%, 2/15/2027, 144A(b)	967,767
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 4.159%, 2/15/2027, 144A(b)	3,189,517
725,655	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	725,106
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.566%, 8/10/2044, 144A(b)	7,152,351
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 2.359%, 8/15/2027, 144A(b)(c)	11,541,216
1,560,967	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	1,569,682
2,100,804	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 2.139%, 7/15/2031, 144A(b)	2,102,073
3,968,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 2.509%, 7/15/2031, 144A(b)	3,985,851
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.259%, 7/15/2031, 144A(b)	2,177,427
548,315	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/2049(b)	547,881
2,258,671	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	2,260,413
1,045,853	Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	1,051,500
794,104	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.503%, 1/11/2043(b)	805,576

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$9,847,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	$9,832,590
11,039,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	11,030,816
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 3.659%, 11/15/2026, 144A(b)	6,781,382
242,918	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	242,725
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.785%, 11/15/2043, 144A(b)	9,812,312
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.414%, 6/15/2044, 144A(b)	5,776,398

		114,275,955

	Oil Field Services – 1.1%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	7,304,990
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,809,010
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,324,161
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,433,554
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	22,365,089
2,200,000	Nabors Industries, Inc., 5.500%, 1/15/2023, 144A	2,084,500
16,972,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)	3,733,840
13,656,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)	3,004,320
8,515,000	Rowan Cos., Inc., 4.750%, 1/15/2024	7,237,750
14,138,000	Rowan Cos., Inc., 4.875%, 6/01/2022	13,112,995
1,255,000	Rowan Cos., Inc., 7.375%, 6/15/2025	1,170,287

		70,580,496

	Paper – 0.7%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,930,419
6,681,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	6,955,062
8,312,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	8,805,454
21,515,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	22,268,025
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,167,660

		46,126,620

	Pharmaceuticals – 0.3%
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,419,150
734,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	697,300

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$3,418,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	$3,301,480
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	8,812,467
2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	2,490,900

		21,721,297

	Property & Casualty Insurance – 0.3%
13,365,000	KISRS Midco 3 PLC, 8.625%, 7/15/2023, 144A	13,529,389
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,498,295

		17,027,684

	Refining – 1.0%
3,590,000	Phillips 66, 5.875%, 5/01/2042	4,337,471
29,916,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	31,789,538
28,300,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	28,257,550

		64,384,559

	Retailers – 1.0%
2,235,000	Cumberland Farms, Inc., 6.750%, 5/01/2025, 144A	2,352,338
25,990,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	25,535,175
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	18,219,163
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	10,126,254
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,898,936

		64,131,866

	Sovereigns – 2.8%
32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	31,873,053
19,440,000	Kingdom of Saudi Arabia, 4.500%, 10/26/2046, 144A	19,809,204
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	14,342,896
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	22,417,388
17,300,000	Republic of Argentina, 7.625%, 4/22/2046	17,706,550
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,227,878
16,430,000	Republic of Oman, 3.875%, 3/08/2022, 144A	16,393,361
7,615,000	Republic of Oman, 6.500%, 3/08/2047, 144A	7,762,198

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

		Sovereigns – continued
$40,950,000		State of Kuwait, 3.500%, 3/20/2027, 144A	$41,809,541

			180,342,069

		Supranational – 0.0%
13,158,000		International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	703,621

		Technology – 1.4%
2,680,000		Cardtronics, Inc./Cardtronic USA, 5.500%, 5/01/2025, 144A	2,760,400
3,036,000		Dun & Bradstreet Corp. (The), 3.500%, 12/01/2017	3,051,872
3,906,000		Equifax, Inc., 7.000%, 7/01/2037	5,007,449
18,427,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	19,000,061
16,191,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	17,506,746
3,601,000		KLA-Tencor Corp., 3.375%, 11/01/2019	3,702,444
10,996,000		Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	11,075,182
7,255,000		Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,395,950
6,786,000		Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	6,850,490
12,486,000		Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	12,772,992

			89,123,586

		Treasuries – 32.6%
11,550,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	59,411,183
23,520,333	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	129,093,403
190,900,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,857,005
3,385,000		U.S. Treasury Bond, 2.250%, 8/15/2046	2,980,124
3,325,000		U.S. Treasury Bond, 2.500%, 5/15/2046	3,093,420
8,835,000		U.S. Treasury Bond, 2.875%, 8/15/2045	8,884,352
25,505,000		U.S. Treasury Bond, 2.875%, 11/15/2046	25,645,481
17,063,100		U.S. Treasury Bond, 3.000%, 5/15/2045	17,582,330
439,300		U.S. Treasury Bond, 3.375%, 5/15/2044	485,307
1,013,700		U.S. Treasury Bond, 3.625%, 2/15/2044	1,168,092
127,921,363		U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(g)	119,967,341
129,510,623		U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(g)	125,681,900

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$164,870,225	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(g)	$164,722,336
319,544,768	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(g)	318,383,862
64,510,508	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(c)(g)	63,366,543
31,970,021	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(g)	31,402,234
68,901,015	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(g)	69,882,510
71,080,000	U.S. Treasury Note, 0.750%, 10/31/2017	70,998,969
153,115,000	U.S. Treasury Note, 0.750%, 7/31/2018	152,217,899
72,575,000	U.S. Treasury Note, 0.750%, 8/31/2018(c)	72,098,763
35,550,000	U.S. Treasury Note, 0.750%, 9/30/2018	35,298,661
29,180,000	U.S. Treasury Note, 1.125%, 2/28/2019	29,069,437
158,690,000	U.S. Treasury Note, 1.250%, 3/31/2019	158,349,134
38,420,000	U.S. Treasury Note, 1.250%, 4/30/2019	38,325,448
19,310,000	U.S. Treasury Note, 1.250%, 5/31/2019	19,263,231
115,545,000	U.S. Treasury Note, 2.000%, 6/30/2024	114,524,969
154,189,000	U.S. Treasury Note, 2.000%, 11/15/2026	150,346,302
113,282,000	U.S. Treasury Note, 2.250%, 2/15/2027	112,755,465
275,000	U.S. Treasury Note, 2.375%, 5/15/2027	276,740

		2,102,132,441

	Wireless – 1.1%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,541,825
16,594,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	17,465,019
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,972,729
14,383,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	14,381,789
3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,917,142
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	12,855,307

		71,133,811

	Wirelines – 1.8%
720,000	AT&T, Inc., 4.350%, 6/15/2045	668,242
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	6,127,729

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$1,615,000	AT&T, Inc., 4.750%, 5/15/2046	$1,583,675
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	8,219,384
10,815,000	AT&T, Inc., 5.450%, 3/01/2047	11,642,618
9,515,000	AT&T, Inc., 5.700%, 3/01/2057	10,404,843
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,382,772
14,536,000	Embarq Corp., 7.995%, 6/01/2036	14,681,360
2,301,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,812,038
942,000	Frontier Communications Corp., 7.875%, 1/15/2027	701,790
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,221,950
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,195,361
23,277,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	25,603,047
4,280,000	Verizon Communications, Inc., 2.450%, 11/01/2022	4,195,316
10,669,000	Verizon Communications, Inc., 2.946%, 3/15/2022, 144A	10,734,081

		117,174,206

	Total Bonds and Notes (Identified Cost $6,016,321,073)	5,962,746,844

Senior Loans – 2.8%

	Automotive – 0.2%
9,102,158	Dayco Products LLC, 2017 Term Loan B, 6.178%, 5/19/2023(b)	9,079,403
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 3.546%, 3/24/2024(h)	1,491,500

		10,570,903

	Cable Satellite – 0.1%
3,529,920	Charter Communications Operating LLC, Repriced Term Loan E, 3.230%, 7/01/2020(b)	3,539,204

	Chemicals – 0.1%
1,830,000	Ashland, Inc., 2017 Term Loan B, 5/24/2024(i)	1,835,728
4,240,000	Venator Materials Corp., Term Loan B, 6/20/2024(i)	4,250,600

		6,086,328

	Consumer Cyclical Services – 0.0%
2,009,900	Sabre GLBL, Inc., Term Loan B, 3.976%, 2/22/2024(b)	2,021,738

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Consumer Products – 0.2%
$15,143,900	Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.586%, 11/08/2023(h)	$15,120,124

	Electric – 0.3%
15,825,338	AES Corp., 2017 Term Loan B, 3.192%, 5/24/2022(b)	15,769,949

	Financial Other – 0.1%
6,290,000	Fortress Investment Group LLC, 2017 Term Loan B, 6/02/2022(i)	6,324,092

	Food & Beverage – 0.1%
3,345,455	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 5/24/2024(i)	3,347,830
7,360,000	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 3.470%, 5/24/2024(b)	4,017,396

		7,365,226

	Healthcare – 0.4%
9,571,013	Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.976%, 3/01/2024(b)	9,566,993
14,488,688	Team Health Holdings, Inc., 1st Lien Term Loan, 3.976%, 2/06/2024(b)	14,357,420

		23,924,413

	Leisure – 0.1%
3,261,825	AMC Entertainment, Inc., New Term Loan B, 3.466%, 12/15/2023(b)	3,266,718

	Lodging – 0.1%
6,747,683	Four Seasons Hotels Ltd., New 1st Lien Term Loan, 3.726%, 11/30/2023(b)	6,787,022

	Media Entertainment – 0.1%
7,687,165	CBS Radio, Inc., Term Loan B, 4.716%, 10/17/2023(b)	7,696,774

	Midstream – 0.2%
13,855,000	Energy Transfer Equity LP, 2017 Term Loan B, 3.826%, 2/02/2024(b)	13,777,135

	Property & Casualty Insurance – 0.0%
2,770,000	USI, Inc., 2017 Term Loan B, 4.180%, 5/16/2024(b)	2,749,225

	Restaurants – 0.2%
10,897,253	1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.503%, 2/16/2024(h)	10,866,631

	Retailers – 0.2%
14,674,832	Michaels Stores, Inc., 2016 Term Loan B1, 3.938%, 1/30/2023(h)	14,629,047

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Technology – 0.1%
$3,965,500	First Data Corp., 2022 USD Term Loan, 7/08/2022(i)	$3,957,450
4,790,000	First Data Corp., 2017 Term Loan, 3.716%, 4/26/2024(b)	4,788,275

		8,745,725

	Wirelines – 0.3%
8,300,000	Consolidated Communications, Inc., Delayed Draw Term Loan B2, 10/05/2023(i)	8,318,675
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 3.466%, 2/22/2024(b)	10,303,397

		18,622,072

	Total Senior Loans (Identified Cost $177,722,453)	177,862,326

Shares

Preferred Stocks – 0.3%

	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c) (Identified Cost $18,210,290)	18,667,010

Principal Amount (‡)

Short-Term Investments – 8.1%
$41,280,000	Federal Home Loan Bank Discount Notes, 0.600%, 07/07/2017(j)	41,275,418
116,180,000	Federal Home Loan Bank Discount Notes, 0.900%, 07/31/2017(j)	116,089,612
333,050	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $333,050 on 7/03/2017 collateralized by $337,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $339,742 including accrued interest(k)	333,050
316,886,616	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $316,895,594 on 7/03/2017 collateralized by $65,865,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $65,625,712; $257,820,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $257,599,564 including accrued interest(k)	316,886,616
50,305,000	U.S. Treasury Bills, 0.655%, 07/06/2017(j)	50,301,831

	Total Short-Term Investments (Identified Cost $524,897,386)	524,886,527

	Total Investments – 103.6% (Identified Cost $6,737,151,202)(a)	6,684,162,707
	Other assets less liabilities – (3.6)%	(234,874,925)

	Net Assets – 100.0%	$6,449,287,782

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $6,766,927,537 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$62,574,000
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(145,338,830)

Net unrealized depreciation	$(82,764,830)

At September 30, 2016, the Fund had a long-term capital loss carryforward of $60,023,038 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolio of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(g)	Treasury Inflation Protected Security (TIPS).

(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2017.

(i)	Position is unsettled. Contract rate was not determined at June 30, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $1,410,226,960 or 21.9% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

GNMA	Government National Mortgage Association

MTN	Medium Term Note

PJSC	Private Joint-Stock Company

REMIC	Real Estate Mortgage Investment Conduit

TBA	To Be Announced

EUR	Euro

MXN	Mexican Peso

UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/20/2017	Euro	12,144,000	$13,926,118	$(147,050)

[1]	Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$5,962,746,844	$—	$5,962,746,844
Senior Loans*		177,862,326		177,862,326
Preferred Stocks*	—	18,667,010	—	18,667,010
Short-Term Investments	—	524,886,527	—	524,886,527

Total	$—	$6,684,162,707	$—	$6,684,162,707

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(147,050)	$—	$(147,050)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of

September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Agency Commercial Mortgage-Backed Securities	$11,857,953	$—	$(15,421)	$27,065	$—	$(11,869,597)	$—	$—	$—	$—

Total	$11,857,953	$—	$(15,421)	$27,065	$—	$(11,869,597)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended June 30, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2017:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(147,050)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2017, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (g) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$—	$—

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	32.6%
Mortgage Related	12.8
Banking	7.0
ABS Car Loan	3.4
Government Owned—No Guarantee	2.9
Sovereigns	2.8
Finance Companies	2.3
Automotive	2.3
Collateralized Mortgage Obligations	2.1
Wirelines	2.1
Other Investments, less than 2% each	25.2
Short-Term Investments	8.1

Total Investments	103.6
Other assets less liabilities (including forward foreign currency contracts)	(3.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 22, 2017